Taxation - Movements in Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	£ (395)	£ (354)
Credit/(charge) to profit	96	(11)
Credit/(charge) to equity/other comprehensive income	(41)	28
Acquisitions	(27)	(90)
Exchange translation differences	(14)	32
Deferred tax (liability)/asset at end of year	(381)	(395)
Excess of tax allowances over amortisation of intangibles [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(98)	(150)
Credit/(charge) to profit	47	51
Exchange translation differences		1
Deferred tax (liability)/asset at end of year	(51)	(98)
Acquired intangible assets [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(612)	(543)
Credit/(charge) to profit	6	10
Acquisitions	(33)	(97)
Exchange translation differences	(4)	18
Deferred tax (liability)/asset at end of year	(643)	(612)
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(283)	(290)
Credit/(charge) to profit	86	1
Exchange translation differences	1	6
Deferred tax (liability)/asset at end of year	(196)	(283)
Other temporary differences [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	200	279
Credit/(charge) to profit	(30)	(80)
Credit/(charge) to equity/other comprehensive income	7	(1)
Acquisitions		1
Exchange translation differences		1
Deferred tax (liability)/asset at end of year	177	200
Excess of amortisation of intangibles over tax allowances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	174	179
Credit/(charge) to profit	(9)	(13)
Exchange translation differences	(8)	8
Deferred tax (liability)/asset at end of year	157	174
Tax losses carried forward [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	99	75
Credit/(charge) to profit	4	20
Acquisitions	6	6
Exchange translation differences	(2)	(2)
Deferred tax (liability)/asset at end of year	107	99
Pension balances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	125	96
Credit/(charge) to profit	(8)	0
Credit/(charge) to equity/other comprehensive income	(48)	29
Exchange translation differences	(1)
Deferred tax (liability)/asset at end of year	£ 68	£ 125